UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/07

ITEM 1.           REPORT TO STOCKHOLDERS

OCTOBER 31, 2007

Semiannual Report
to Shareholders

Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2007 to October 31, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2007
Actual Portfolio Return	DWS Tax-Exempt Money Fund
Beginning Account Value 5/1/07	$ 1,000.00
Ending Account Value 10/31/07	$ 1,017.90
Expenses Paid per $1,000*	$ 1.12
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/07	$ 1,000.00
Ending Account Value 10/31/07	$ 1,024.03
Expenses Paid per $1,000*	$ 1.12
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.22%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Tax-Exempt Portfolio

Asset Allocation	10/31/07	4/30/07

Municipal Investments Municipal Variable Rate Demand Notes	78%	78%
Municipal Bonds and Notes	22%	22%
	100%	100%
Weighted Average Maturity	10/31/07	4/30/07

Cash Account Trust — Tax-Exempt Portfolio	38 days	14 days
National Tax-Free Retail Money Fund Average*	30 days	24 days
* The Portfolio is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 5-23. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the 14th day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 14th day following quarter-end.

Investment Portfolio as of October 31, 2007 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.9%
Alabama 1.5%
Alabama, Municipal Securities Trust Certificates, "A", Series 2005-9060, 144A, 3.5%*, 3/10/2011 (a)	9,055,000	9,055,000
Alabama, Southeast Gas District Revenue, Supply Project, Series A, 3.58%*, 8/1/2027	31,300,000	31,300,000
Austin Trust, Various States, Series 2007-1001, 144A, 3.49%*, 9/1/2041 (a)	7,355,000	7,355,000
Hoover, AL, Board of Education Capital Outlay Warrants, Series D-11, 144A, 3.34%*, 2/15/2027 (a)	4,495,000	4,495,000
		52,205,000
Alaska 1.7%
Alaska, Lehman Municipal Trust Receipts, Various States, Series K40W-D, AMT, 144A, 3.4%*, 12/1/2036 (a)	4,955,000	4,955,000
Alaska, State Housing Finance Corp., Home Mortgage:
Series A, AMT, 3.51%*, 6/1/2032 (a)	30,000,000	30,000,000
Series A, AMT, 3.51%*, 12/1/2036 (a)	24,920,000	24,920,000
Anchorage, AK, Core City, General Obligation, Series II-R, 144A, 3.51%*, 6/1/2019 (a)	2,890,000	2,890,000
		62,765,000
Arizona 1.9%
Arizona, Health Facilities Authority Revenue, The Terraces, 3.46%*, 12/1/2037, Sovereign Bank FSB (b)	10,000,000	10,000,000
Arizona, Salt River Project:
3.54%, 11/5/2007	25,000,000	25,000,000
3.55%, 11/2/2007	12,400,000	12,400,000
Arizona, Salt River Project, Agriculture Improvement & Power District Electric System Revenue, "A", 144A, 3.52%*, 1/1/2035	3,000,000	3,000,000
Pinal County, AZ, Electrical District No. 3, Electrical Systems Revenue, Series U-1, 144A, 3.52%*, 10/3/2011	16,995,000	16,995,000
		67,395,000
Arkansas 0.1%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 3.4%*, 5/1/2015, Northern Trust Co. (b)	2,500,000	2,500,000
California 2.2%
California, State Revenue Anticipation Notes, 4.0%, 6/30/2008	80,500,000	80,829,245
Colorado 4.2%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.51%*, 12/1/2024 (a)	13,370,000	13,370,000
Austin Trust, Various States, Series 2007-319, 144A, 3.52%*, 6/7/2010, Bank of America NA (b)	16,850,000	16,850,000
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series C-5, 3.58%*, 11/1/2037, US Bank NA (b)	3,500,000	3,500,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 3.48%*, 9/1/2026, Branch Banking & Trust (b)	2,000,000	2,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.53%*, 5/1/2033, KeyBank NA (b)	5,000,000	5,000,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-6, 3.3%*, 3/1/2044	31,400,000	31,400,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 3.51%*, 2/15/2023 (a)	13,275,000	13,275,000
Colorado, Regional Transportation District, Sales Tax Revenue, Series R-10117, 144A, 3.51%*, 11/1/2036 (a)	4,405,000	4,405,000
Colorado, State General Fund Revenue, Anticipation Notes, Series A, 4.25%, 6/27/2008	50,000,000	50,168,866
Greenwood Village, CO, Fiddlers Business Improvement District, Series 2, 3.47%*, 12/1/2036, KeyBank NA (b)	10,000,000	10,000,000
Larimer County, CO, School District No. R-1 Poudre, Series R-4535, 144A, 3.51%*, 12/15/2021 (a)	2,765,000	2,765,000
		152,733,866
Delaware 1.7%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 3.45%*, 5/1/2036, PNC Bank NA (b)	21,585,000	21,585,000
Delaware, UBS Municipal (CRVS), Various States, Series 2007-11, AMT, 144A, 3.54%*, 7/1/2015	9,010,000	9,010,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 3.49%*, 1/1/2016, Citizens Bank of PA (b)	26,500,000	26,500,000
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 3.49%*, 1/1/2013, SunTrust Bank, Atlanta (b)	5,000,000	5,000,000
		62,095,000
District of Columbia 1.1%
District of Columbia, Center for Internships & Academic Revenue, 3.48%*, 7/1/2036, Branch Banking & Trust (b)	3,400,000	3,400,000
District of Columbia, General Obligation:
Series B-33, 144A, 3.34%*, 6/1/2025 (a)	4,970,000	4,970,000
Series B-34, 144A, 3.34%*, 6/1/2026 (a)	4,000,000	4,000,000
Series PT-2440, 144A, 3.44%*, 6/1/2024 (a)	1,880,000	1,880,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, AMT, 144A, 3.59%*, 6/1/2038	7,780,000	7,780,000
District of Columbia, Puttable Floating Option, Tax-Exempt Receipts, Series PT-4154, 144A, 3.4%*, 6/1/2031 (a)	14,000,000	14,000,000
District of Columbia, UBS Municipal (CRVS), Various States, Series 07-1020, 144A, 3.51%*, 2/1/2031 (a)	5,000,000	5,000,000
		41,030,000
Florida 5.3%
Austin Trust, Various States, Series 2007-129, 144A, 3.5%*, 7/1/2032 (a)	3,235,000	3,235,000
Brevard County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Timber Trace Apartments Project, AMT, 3.33%*, 3/15/2045, Citibank NA (b)	13,600,000	13,600,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.51%*, 7/1/2019 (a)	5,780,000	5,780,000
Collier County, FL, Industrial Development Authority Revenue, Allete, Inc. Project, AMT, 3.5%*, 10/1/2025, Wells Fargo Bank NA (b)	2,000,000	2,000,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.55%*, 8/1/2034, Bank One NA (b)	14,100,000	14,100,000
Florida, Housing Financial Corp., Multi-Family Mortgage Revenue, Clear Harbor Apartments, AMT, 3.51%*, 6/15/2042, Citibank NA (b)	5,950,000	5,950,000
Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 3.55%*, 3/1/2040 (a)	8,250,000	8,250,000
Florida, State Turnkpike Authority Revenue, Series R-4041, 144A, 3.51%*, 7/1/2020 (a)	13,370,000	13,370,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.47%*, 3/31/2021, Bank of America NA (b)	10,110,000	10,110,000
Jacksonville, FL, Economic Development Commission, Industrial Development Revenue, STI Project, AMT, 3.48%*, 12/1/2020, Bank of America NA (b)	1,350,000	1,350,000
Jacksonville, FL, Electric Authority, 3.62%, 11/5/2007	5,500,000	5,500,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 3.53%*, 10/1/2029 (a)	2,000,000	2,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.45%*, 9/1/2029, Bank of America NA (b)	6,355,000	6,355,000
Miami-Dade County, FL, School District Revenue, 5.0%, 2/15/2008 (a)	6,495,000	6,520,709
Orange County, FL, Housing Finance Authority, Multi-Family Revenue:
Series E, AMT, 3.44%*, 3/1/2035, Bank of America NA (b)	1,470,000	1,470,000
Series 1179, AMT, 144A, 3.55%*, 10/1/2031	8,400,000	8,400,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase I, AMT, 3.52%*, 8/15/2042, SunTrust Bank (b)	10,780,000	10,780,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase II, AMT, 3.51%*, 8/15/2042, SunTrust Bank (b)	8,660,000	8,660,000
Orlando, FL, Government Financing, 3.55%, 1/10/2008	3,000,000	3,000,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 3.49%*, 3/1/2034, Northern Trust Co. (b)	4,165,000	4,165,000
Palm Beach County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palm Gardens Apartments Project, AMT, 3.37%*, 9/15/2044, Citibank NA (b)	10,250,000	10,250,000
Pasco County, FL, School Board Certificates of Participation, Series R-11084, 144A, 3.51%*, 8/1/2024 (a)	5,790,000	5,790,000
Santa Rosa County, FL, Health Facilities Authority Revenue, Baptist Hospital, Inc., 3.25%*, 10/1/2021, Bank of America NA (b)	12,240,000	12,240,000
Sarasota County, FL, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 3.45%*, 12/1/2023, Bank of America NA (b)	4,820,000	4,820,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.49%*, 4/1/2013 (a)	4,480,000	4,480,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.46%*, 11/1/2034, Allied Irish Bank PLC (b)	8,640,000	8,640,000
Tallahassee, FL, Energy Systems Revenue, "A", 144A, 3.5%*, 10/1/2037 (a)	9,905,000	9,905,000
West Palm Beach, FL, Utility Systems Revenue, 3.25%*, 10/1/2029 (a)	1,815,000	1,815,000
		192,535,709
Georgia 0.8%
Atlanta, GA, Airport Revenue, Series C-1, 3.47%*, 1/1/2030 (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 3.48%*, 12/1/2030, Branch Banking & Trust (b)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 3.48%*, 5/1/2026, Branch Banking & Trust (b)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 3.48%*, 8/1/2035, Branch Banking & Trust (b)	2,500,000	2,500,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 3.5%*, 10/1/2036, Branch Banking & Trust (b)	5,500,000	5,500,000
RBC Municipal Products, Inc. Trust, Various States, Series C-3, 144A, AMT, 3.57%*, 3/1/2016, Royal Bank of Canada (b)	10,000,000	10,000,000
		30,500,000
Hawaii 0.8%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.5%*, 7/1/2012 (a)	7,200,000	7,200,000
Hawaii, General Obligation:
Series R-4545, 144A, 3.51%*, 8/1/2020 (a)	5,120,000	5,120,000
Series R-4553, 144A, 3.51%*, 5/1/2023 (a)	8,910,000	8,910,000
Honolulu, HI, City & Country, Waste Water System Revenue, "A", 144A, 3.5%*, 7/1/2030 (a)	5,845,000	5,845,000
		27,075,000
Idaho 0.8%
Idaho, Health Facilities Authority Revenue, St. Luke's Medical Center, 3.59%*, 7/1/2030 (a)	2,150,000	2,150,000
Idaho, Lehman Municipal Trust Receipts, Various States, Series K39W-D, AMT, 144A, 3.4%*, 7/1/2038	5,710,000	5,710,000
Idaho, State General Obligation, Tax Anticipation Notes, 4.5%, 6/30/2008	20,000,000	20,098,130
		27,958,130
Illinois 12.6%
ABN AMRO, Munitops Certificates Trust, Series 2006-53, 144A, 3.5%*, 7/1/2014 (a)	12,000,000	12,000,000
Austin Trust, General Obligation, Various States:
Series 2001, 144A, 3.5%*, 12/1/2026 (a)	4,175,000	4,175,000
Series 2003, 144A, 3.5%*, 1/1/2026 (a)	5,900,000	5,900,000
Series 2007-2014, 144A, 3.5%*, 6/1/2034 (a)	17,740,000	17,740,000
Chicago, IL, De La Salle Institute Project Revenue, 3.39%*, 4/1/2027, Fifth Third Bank (b)	4,877,000	4,877,000
Chicago, IL, Multi-Family Housing Revenue, Series F3-D, AMT, 144A, 3.37%*, 7/15/2039	13,305,000	13,305,000
Chicago, IL, Multi-Family Housing Revenue, Central Station Project, Series A, AMT, 3.53%*, 7/15/2039	5,450,000	5,450,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049, AMT, 144A, 3.55%*, 1/1/2017 (a)	1,995,000	1,995,000
Chicago, IL, O'Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 3.63%*, 7/1/2026	26,889,000	26,889,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.8%*, 1/1/2026 (a)	9,315,000	9,315,000
Chicago, IL, Tender Notes, 3.64%*, 2/20/2009, Harris NA (b)	23,000,000	23,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 3.31%*, 2/1/2035, Harris Trust & Savings Bank (b)	6,000,000	6,000,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 3.55%*, 12/1/2034, LaSalle Bank NA (b)	2,000,000	2,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 3.4%*, 7/1/2024, Northern Trust Co. (b)	3,420,000	3,420,000
Illinois, Development Finance Authority, Series D-10, 144A, 3.4%*, 7/15/2023	12,755,000	12,755,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.73%*, 4/1/2020, Bank One NA (b)	2,515,000	2,515,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.55%*, 8/1/2027, LaSalle Bank NA (b)	3,750,000	3,750,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.55%*, 8/1/2019, LaSalle Bank NA (b)	3,500,000	3,500,000
Illinois, Development Finance Authority Revenue, Series B-1, 3.39%*, 10/1/2029, Comerica Bank (b)	3,325,000	3,325,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 3.33%*, 3/1/2032, JPMorgan Chase Bank (b)	5,600,000	5,600,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 3.68%*, 12/1/2020, Bank One NA (b)	3,500,000	3,500,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 3.5%*, 7/1/2038, Sovereign Bank FSB (b)	4,500,000	4,500,000
Illinois, Finance Authority Revenue, "A", 144A, 3.52%*, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 3.47%*, 11/1/2040, Sovereign Bank FSB (b)	5,000,000	5,000,000
Series D, 3.47%*, 11/1/2040, Sovereign Bank FSB (b)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, North Park University Project, 3.33%*, 7/1/2035, JPMorgan Chase Bank (b)	14,000,000	14,000,000
Illinois, Finance Authority Revenue, UBS Municipal (CRVS), Series 06-2001, 3.51%*, 7/1/2009	5,000,000	5,000,000
Illinois, Housing Development Authority Revenue, Homeowner Mortgage, Series H-2, 3.48%, 2/1/2039	20,000,000	20,000,000
Illinois, Municipal Securities Trust Certificates, "A", Series 3081, 144A, 3.5%*, 6/9/2021 (a)	3,760,000	3,760,000
Illinois, Munitops II Trust, Series 2007-29, 144A, 3.5%*, 6/1/2027 (a)	16,200,000	16,200,000
Illinois, Regional Transportation Authority, Series A-23, 144A, 3.34%*, 7/1/2030 (a)	4,910,000	4,910,000
Illinois, Reset Optional Certificates Trust II, Various States, Series R-1076, 144A, 3.51%*, 4/1/2029 (a)	6,035,000	6,035,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 3.51%*, 6/15/2023	4,445,000	4,445,000
Illinois, State General Obligation:
Series PT-3524, 3.49%*, 1/1/2020	10,485,000	10,485,000
Series PT-1750, 144A, 3.58%*, 12/1/2010 (a)	5,240,000	5,240,000
4.25%, 11/9/2007	72,000,000	72,007,680
Illinois, University of Illinois Revenue, "A", 144A, 3.52%*, 4/1/2035 (a)	14,300,000	14,300,000
Justice, IL, Multi-Family Housing Revenue, Candlewood Apartments Project, AMT, 3.54%*, 1/15/2033	10,700,000	10,700,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 3.55%*, 3/1/2018, LaSalle National Bank (b)	1,435,000	1,435,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.4%*, 1/1/2015, Northern Trust Co. (b)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.55%*, 7/1/2020, LaSalle Bank NA (b)	2,080,000	2,080,000
Western Springs, IL, Special Assessment, Timber Trails Project, 3.32%*, 12/1/2025, Lasalle Bank NA (b)	24,723,000	24,723,000
Will & Kendall Counties, IL, Community School District No. 202, Series R-4031, 144A, 3.51%*, 1/1/2023 (a)	2,560,000	2,560,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 3.59%*, 12/1/2016, Bank One NA (b)	3,430,000	3,430,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 3.51%*, 4/1/2042, Wells Fargo Bank NA (b)	28,000,000	28,000,000
		454,886,680
Indiana 1.4%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.4%*, 11/30/2017, Northern Trust Co. (b)	3,700,000	3,700,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 3.47%*, 5/1/2036, Sovereign Bank FSB (b)	9,400,000	9,400,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 3.5%*, 4/1/2024, Bank One NA (b)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 3.39%*, 6/1/2022, LaSalle Bank NA (b)	5,000,000	5,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 3.46%*, 6/1/2022, LaSalle Bank NA (b)	4,900,000	4,900,000
Indiana, State Finance Authority, Water Facilities Revenue, Series 111, 144A, AMT, 3.53%*, 10/1/2036 (a)	2,695,000	2,695,000
Indiana, Transportation Finance Authority Highway Revenue:
Series B-21, 144A, 3.34%*, 12/1/2022 (a)	2,070,000	2,070,000
Series R-4528, 144A, 3.51%*, 6/1/2018 (a)	2,260,000	2,260,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.53%*, 1/1/2030 (a)	3,120,000	3,120,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.5%*, 5/1/2025, LaSalle National Bank (b)	4,650,000	4,650,000
Terre Haute, IN, Westminster Village Revenue, Series A, 3.47%*, 8/1/2036, Sovereign Bank FSB (b)	9,245,000	9,245,000
		49,040,000
Iowa 0.3%
Iowa, Finance Authority Student Housing Revenue, Des Moines LLC Project, Series A, 3.49%*, 6/1/2039, Citibank NA (b)	10,000,000	10,000,000
Kansas 0.2%
Kansas, Hospital Authority Health Facilities Revenue, University of Kansas Health Systems, 3.58%*, 9/1/2034, Harris Trust & Savings Bank (b)	2,500,000	2,500,000
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 3.58%*, 12/1/2036, Marshall & Ilsley (b)	3,650,000	3,650,000
		6,150,000
Kentucky 2.6%
Branch Banking & Trust Municipal Trust, Various States, Series 2008, 144A, 3.49%*, 11/1/2025 (a)	9,995,000	9,995,000
Danville, KY, Multi-City Lease, 3.81%, 12/13/2007	30,330,000	30,330,000
Kentucky, Asset/Liability Commission General Fund Revenue, Series R-11126, 144A, 3.51%*, 11/1/2027 (a)	5,230,000	5,230,000
Kentucky, Kentucky, Inc., Public Energy Authority, Gas Supply Revenue, Series A, 3.58%*, 8/1/2016	45,000,000	45,000,000
Somerset, KY, Blakley Family YMCA, Inc. Project, 3.5%*, 4/1/2015, Fifth Third Bank (b)	2,415,000	2,415,000
		92,970,000
Louisiana 1.9%
Austin Trust, Various States, Series 2009, 144A, 3.5%*, 12/1/2022 (a)	5,320,000	5,320,000
Louisiana, State Gas & Fuels Tax Revenue, "A", 144A, 3.52%*, 5/1/2036 (a)	5,000,000	5,000,000
Louisiana, State Municipal Natural Gas Purchasing & District Authority, Series 1411Q, 144A, 3.53%*, 3/15/2014, JPMorgan Chase & Co. (b)	50,902,000	50,902,000
Louisiana, State Offshore Term Authority, Deep Water Port Revenue, Loop LLC Project, 3.26%*, 10/1/2019, JPMorgan Chase Bank (b)	5,900,000	5,900,000
		67,122,000
Maine 0.3%
Maine, State Housing Authority Mortgage Purchase:
Series G, AMT, 3.5%*, 11/15/2037	5,000,000	5,000,000
Series H, AMT, 3.62%*, 11/15/2034	5,000,000	5,000,000
		10,000,000
Maryland 1.0%
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 3.48%*, 4/1/2031, Branch Banking & Trust (b)	3,850,000	3,850,000
Maryland, State Health & Higher Education, 3.53%, 11/1/2007	18,446,000	18,446,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.31%*, 10/15/2020	15,000,000	15,000,000
		37,296,000
Massachusetts 2.6%
Massachusetts, Puttable Floating Option Tax-Exempt Receipts, Series PT-4303, 144A, 3.49%*, 8/1/2030 (a)	37,640,000	37,640,000
Massachusetts, Solar Eclipse Funding Trust, 144A, 3.48%*, 8/1/2037 (a)	10,500,000	10,500,000
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.46%*, 6/1/2030, KeyBank NA (b)	6,000,000	6,000,000
Massachusetts, State Development Finance Agency Revenue, Charles River School, 3.46%*, 5/1/2037, Citizens Bank of MA (b)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 3.32%*, 8/1/2036, Citizens Bank of MA (b)	4,000,000	4,000,000
Massachusetts, State Development Finance Agency Revenue, Tabor Academy, Series A, 3.48%*, 12/1/2036, Citizens Bank of MA (b)	7,805,000	7,805,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 3.34%*, 9/1/2041, TD BankNorth NA (b)	5,775,000	5,775,000
Massachusetts, State General Obligation, Series R-11130, 144A, 3.5%*, 10/1/2018 (a)	7,890,000	7,890,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 3.48%*, 3/1/2028	9,000,000	9,000,000
		93,610,000
Michigan 1.4%
Detroit, MI, City School District, Series PT-1844, 144A, 3.39%*, 5/1/2011 (a)	6,665,000	6,665,000
Detroit, MI, Revenue Anticipation Notes, 4.5%, 3/1/2008, ScotiaBank (b)	20,600,000	20,652,476
Flushing, MI, General Obligation, Community Schools, Series R-4517, 144A, 3.51%*, 5/1/2023	5,135,000	5,135,000
Forest Hills, MI, Public Schools, Series 1791, 144A, 3.49%*, 5/1/2009	10,395,000	10,395,000
Michigan, Higher Education Facilities Authority Revenue, Spring Arbor University, 3.48%*, 11/1/2030, Comerica Bank (b)	3,435,000	3,435,000
Michigan, Municipal Securities Trust Certificates, Michigan State Building, "A", Series 2006-277, 144A, 3.6%*, 10/7/2014 (a)	40,000	40,000
Michigan, State Certificates of Participation, Series 530, 144A, 3.5%*, 9/1/2011 (a)	4,625,000	4,625,000
		50,947,476
Minnesota 0.7%
Minnesota, Enhanced Return Puttable Floating Option, Tax-Exempt Receipts, Series 1061, 144A, 3.54%*, 6/1/2013	4,185,000	4,185,000
Minnesota, Municipal Securities Trust Certificates, Minneapolis & St. Paul, "A", Series 2007-290, 144A, 3.51%*, 12/23/2014 (a)	4,985,000	4,985,000
Minnesota, State General Obligation, Series R-4065, 144A, 3.51%*, 8/1/2023	3,840,000	3,840,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series M, AMT, 3.53%*, 1/1/2036	11,100,000	11,100,000
		24,110,000
Missouri 1.0%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.52%*, 3/1/2030, American National Bank & Trust (b)	14,000,000	14,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Church, Series A, 3.59%*, 7/1/2029, Bank of America NA (b)	9,735,000	9,735,000
Platte County, MO, Industrial Development Authority Industrial Revenue, Complete Home Concepts, Series A, AMT, 3.53%*, 1/1/2039, Columbian Bank (b)	6,800,000	6,800,000
Springfield, MO, Public Utilities Revenue, Series 1559, 144A, 3.49%*, 8/1/2014 (a)	6,790,000	6,790,000
		37,325,000
Nebraska 0.3%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series B, AMT, 3.29%*, 9/1/2036	10,260,000	10,260,000
Nevada 0.1%
Truckee Meadows, NV, Water Authority Revenue, Series 2007-120, 144A, 3.5%*, 7/1/2023 (a)	4,000,000	4,000,000
New Hampshire 1.2%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 3.46%*, 8/1/2036, Citizens Bank of NH (b)	14,000,000	14,000,000
New Hampshire, Health & Education Facilities Authority Revenue, Kendal at Hanover, Series B, 3.46%*, 10/1/2030, RBS Citizens NA (b)	13,895,000	13,895,000
New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 3.5%*, 1/1/2032, JPMorgan Chase Bank (b)	8,390,000	8,390,000
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, AMT, 3.53%*, 9/1/2012, Wachovia Bank NA (b)	6,000,000	6,000,000
		42,285,000
New Jersey 0.4%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 3.56%*, 4/1/2026, National Bank of Canada (b)	3,000,000	3,000,000
New Jersey, Municipal Securities Trust Certificates, "A", Series 2006-3009, 144A, 3.51%*, 8/24/2023 (a)	7,265,000	7,265,000
New Jersey, Reset Option Certificates Trust, Various States, Series R-684Z, 144A, 3.51%*, 12/15/2036 (a)	2,580,000	2,580,000
		12,845,000
New Mexico 0.5%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.3%*, 7/1/2020 (a)	5,000,000	5,000,000
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 3.6%*, 9/1/2024, Barclays Bank PLC (b)	3,700,000	3,700,000
New Mexico, UBS Municipal (CRVS), Various States, Series 07-23, AMT, 144A, 3.54%*, 2/1/2017	10,680,000	10,680,000
		19,380,000
New York 0.4%
Austin Trust, Various States, Series 2007-132, 144A, 3.47%*, 6/15/2030	12,500,000	12,500,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 3.32%*, 5/15/2036	2,000,000	2,000,000
		14,500,000
North Carolina 1.4%
North Carolina, Capital Facilities Finance Agency Educational Revenue, Forsyth Country Day School, 3.48%*, 12/1/2031, Branch Banking & Trust (b)	11,295,000	11,295,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.48%*, 8/1/2030, Branch Banking & Trust (b)	7,400,000	7,400,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Lutheran Retirement Project, 3.46%*, 1/1/2037, SunTrust Bank (b)	10,000,000	10,000,000
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 3.3%*, 9/1/2033, Bank of America NA (b)	11,300,000	11,300,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage-United Methodist:
Series B, 3.48%*, 10/1/2008, Branch Banking & Trust (b)	3,650,000	3,650,000
Series B, 3.48%*, 10/1/2035, Branch Banking & Trust (b)	5,000,000	5,000,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 3.48%*, 6/1/2037, Branch Banking & Trust (b)	2,500,000	2,500,000
University of North Carolina, Board of Governors, 3.75%, 1/15/2008	1,000,000	1,000,000
		52,145,000
Ohio 5.8%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 3.5%*, 12/1/2032, KBC Bank NV (b)	5,130,000	5,130,000
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.5%*, 6/1/2032, Wachovia Bank NA (b)	9,175,000	9,175,000
Butler County, OH, Healthcare Facilities Revenue, LifeSphere Project, 3.46%*, 5/1/2030, US Bank NA (b)	6,960,000	6,960,000
Cleveland, OH, Airport Systems Revenue, Series PT-3731, 144A, 3.38%*, 1/1/2021 (a)	13,600,000	13,600,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.46%*, 12/1/2032 (a)	7,325,000	7,325,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.49%*, 2/1/2035, National City Bank (b)	10,170,000	10,170,000
Franklin County, OH, Health Care Facilities Revenue, Ohio Presbyterian, Series A, 3.51%*, 7/1/2036, National City Bank (b)	15,000,000	15,000,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.45%*, 12/1/2027, National City Bank (b)	3,735,000	3,735,000
Montgomery County, OH, Catholic Health Revenue, Series B-1, 3.3%*, 4/1/2037	32,500,000	32,500,000
Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, AMT, 144A, 3.55%*, 11/1/2008	8,255,000	8,255,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 3.39%*, 9/1/2036	45,000,000	45,000,000
Ohio, State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Generation, Series A, 3.32%*, 12/1/2023, KeyBank NA (b)	25,000,000	25,000,000
Ohio, State Higher Educational Facility Revenue, Cleveland Institution Music Project, 3.47%*, 5/1/2030, National City Bank (b)	6,000,000	6,000,000
Ohio, University of Toledo, General Receipts Bonds, 3.58%*, 6/1/2032 (a)	16,650,000	16,650,000
Summit County, OH, Revenue Bonds, Western Reserve Academy Project, 3.46%*, 10/1/2027, KeyBank NA (b)	5,135,000	5,135,000
		209,635,000
Oklahoma 2.0%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.49%*, 11/1/2018, SunTrust Bank (b)	5,200,000	5,200,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.47%*, 7/1/2032 (a)	68,120,000	68,120,000
		73,320,000
Oregon 4.1%
Austin Trust, Various States, Series 2007-313, 144A, 3.52%*, 12/1/2039	8,805,000	8,805,000
Oregon, Munitops II Trust:
Series 2007-64, 144A, 3.5%*, 6/15/2015 (a)	10,980,000	10,980,000
Series 2007-38, 144A, 3.52%*, 6/15/2015 (a)	8,471,000	8,471,000
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.44%*, 11/1/2012 (a)	4,125,000	4,125,000
Oregon, State General Obligation, Veterans Welfare, Series 86, 3.57%*, 6/1/2040	5,000,000	5,000,000
Oregon, State General Obligation, Tax Anticipation Notes, Series A, 4.5%, 6/30/2008	90,000,000	90,501,827
Portland, OR, Economic Development, Broadway Project, Series A, 3.46%*, 4/1/2035 (a)	4,500,000	4,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
3.48%*, 5/1/2034, Bank of America NA (b)	9,175,000	9,175,000
3.48%*, 5/1/2037, Bank of America NA (b)	5,665,000	5,665,000
		147,222,827
Pennsylvania 5.0%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.46%*, 7/1/2023, Wachovia Bank NA (b)	5,785,000	5,785,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy, Series B, 3.28%*, 12/1/2041, Royal Bank of Scotland (b)	5,000,000	5,000,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.48%*, 11/1/2017 (a)	18,965,000	18,965,000
Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Series 06-FC3-D, AMT, 144A, 3.37%*, 6/1/2031	5,900,000	5,900,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 3.55%*, 2/1/2021, Wachovia Bank NA (b)	3,100,000	3,100,000
Moon, PA, Industrial Development Authority, First Mortgage Revenue, Providence Point Project, 3.5%*, 7/1/2038, Bank of Scotland (b)	35,000,000	35,000,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue:
Series MT-047, AMT, 144A, 3.4%*, 11/1/2021	14,265,000	14,265,000
Series V, AMT, 144A, 3.55%*, 11/1/2028	6,000,000	6,000,000
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 82-B, AMT, 3.34%*, 4/1/2034	17,215,000	17,215,000
Pennsylvania, Puttable Floating Option Tax-Exempt Receipts, Series EC-1166, 144A, 3.52%*, 7/1/2020 (a)	21,090,000	21,090,000
Pennsylvania, Reset Option Certificates Trust, Various States, Series R-682, 144A, 3.51%*, 11/1/2031 (a)	2,600,000	2,600,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges & Universities, Series L-3, 3.47%*, 5/1/2028, PNC Bank NA (b)	5,100,000	5,100,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 3.54%*, 1/1/2024	6,385,000	6,385,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/27/2008, Bank of America NA (b)	35,000,000	35,172,455
		181,577,455
Puerto Rico 0.0%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 3.48%*, 12/1/2030	1,000,000	1,000,000
South Carolina 3.8%
Charleston County, SC, School District, Tax Anticipation Notes, 4.25%, 4/15/2008	43,200,000	43,304,525
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 3.6%*, 9/1/2011	3,300,000	3,300,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 3.5%*, 6/1/2019, Wachovia Bank NA (b)	3,945,000	3,945,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Lower South Carolina, 3.48%*, 10/1/2028, Wachovia Bank NA (b)	16,620,000	16,620,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc., Project, 3.48%*, 9/1/2028, Branch Banking & Trust (b)	5,500,000	5,500,000
South Carolina, Jobs Economic Development Authority Revenue, MUFC Central Energy Plant, 3.43%*, 8/15/2032, Bank of America NA (b)	10,000,000	10,000,000
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 3.46%*, 11/1/2032, Wachovia Bank NA (b)	13,265,000	13,265,000
South Carolina, Lehman Municipal Trust Receipts, Various States, Series 2007-P93W-D, AMT, 144A, 3.36%*, 7/1/2037	9,975,000	9,975,000
South Carolina, Macron Trust, Various States, Series 2007-303, 144A, 3.52%*, 2/1/2012, Bank of America NA (b)	9,080,000	9,080,000
South Carolina, Municipal Securities Trust Certificates, "A", Series 2005-245, 144A, 3.51%*, 5/15/2024 (a)	10,755,000	10,755,000
South Carolina, Public Service Revenue, 3.68%, 11/1/2007	10,218,000	10,218,000
		135,962,525
Tennessee 1.4%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 3.3%*, 5/1/2039	8,650,000	8,650,000
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Rehab Project, 3.58%*, 6/1/2028, Bank of America NA (b)	4,875,000	4,875,000
Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, Series A, 3.46%*, 11/1/2028 (a)	24,150,000	24,150,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Housing Old Hickory Towers, Series A, AMT, 144A, 3.37%*, 1/1/2030, Wachovia Bank NA (b)	3,596,000	3,596,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Jackson Grove Apartments, Series A, AMT, 3.51%*, 4/1/2036, Marshall & Ilsley (b)	10,000,000	10,000,000
		51,271,000
Texas 14.4%
ABN AMRO, Munitops Certificates Trust:
Series 2004-38, 144A, 3.5%*, 2/15/2011	9,205,000	9,205,000
Series 2006-59, 144A, 3.5%*, 8/1/2013	10,000,000	10,000,000
Series 2007-28, 144A, 3.5%*, 8/15/2015 (a)	21,595,000	21,595,000
Series 2007-01, 144A, 3.5%*, 2/15/2027	15,650,000	15,650,000
Aldine, TX, Independent School District, Series 827, 144A, 3.5%*, 1/1/2012	2,895,000	2,895,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 3.51%*, 11/15/2021 (a)	4,745,000	4,745,000
Austin, TX, General Obligation, Various States, Series 2007-127, 144A, 3.5%*, 8/15/2028 (a)	8,000,000	8,000,000
Austin, TX, Lehman Municipal Trust Receipts, Various States, Series K48W-D, 144A, 3.29%*, 8/1/2026 (a)	8,505,000	8,505,000
Austin Trust, Various States, Series 2007-164, 144A, 3.5%*, 11/15/2033 (a)	5,435,000	5,435,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.34%*, 2/15/2029 (a)	4,495,000	4,495,000
Coppell, TX, Lehman Municipal Trust Receipts, Various States, Series 07-K12-D, 144A, 3.29%*, 8/15/2023	8,800,000	8,800,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.58%*, 7/15/2010 (a)	6,130,000	6,130,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.58%*, 2/15/2022	6,740,000	6,740,000
Dallas, TX, Independent School District, Series 6038, 144A, 3.51%*, 8/15/2024	6,095,000	6,095,000
Harris County, TX:
Series 1099, 144A, 3.49%*, 8/15/2009 (a)	2,800,000	2,800,000
Series 1111, 144A, 3.49%*, 8/15/2009 (a)	3,845,000	3,845,000
Harris County, TX, Tax Anticipation Notes:
4.0%, 2/29/2008	40,000,000	40,044,207
4.5%, 2/29/2008	49,000,000	49,132,630
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 3.51%*, 8/15/2024 (a)	7,290,000	7,290,000
Houston, TX, General Obligation, 3.6%, 11/1/2007	10,750,000	10,750,000
Jefferson County, TX, Health Facilities Development Corp., Series A-83, 144A, 3.34%*, 8/15/2021 (a)	3,525,000	3,525,000
Keller, TX, Independent School District, Series 2007-122, 144A, 3.5%*, 8/15/2032	3,085,000	3,085,000
Lubbock, TX, Independent School District, School Building, 3.45%*, 2/1/2030	8,550,000	8,550,000
North Texas, Higher Educational Authority, Inc., Student Loan Revenue, Series A, AMT, 3.38%*, 12/1/2041, Bank of America NA (b)	25,000,000	25,000,000
Northside, TX, Independent School District, Series 1301, 144A, 3.5%*, 12/15/2013	4,595,000	4,595,000
Plano, TX, Independent School District, Series PT-2428, 144A, 3.58%*, 2/15/2024	5,355,000	5,355,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1700, 144A, 3.58%*, 2/1/2010	6,465,000	6,465,000
San Antonio, TX, Water Revenue, Series 66, 144A, 3.5%*, 5/15/2037 (a)	7,100,000	7,100,000
Texas, A&M University Revenues, Series 944, 144A, 3.5%*, 5/15/2013	1,780,000	1,780,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, AMT, 144A, 3.58%*, 4/1/2021	10,000,000	10,000,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 3.31%*, 10/1/2039, Citibank NA (b)	5,500,000	5,500,000
Texas, Lehman Municipal Trust Receipts, Various States, Series 2007-P94W-D, AMT, 144A, 3.35%*, 3/1/2039	7,650,000	7,650,000
Texas, Lower Colorado River Authority, 3.68%, 12/6/2007	20,000,000	20,000,000
Texas, Macon Trust, Various States, Series 2007-307, AMT, 3.55%*, 4/1/2009	23,995,000	23,995,000
Texas, Municipal Securities Trust Certificates, "A", Series 2005-235, 144A, 3.51%*, 4/5/2023 (a)	6,180,000	6,180,000
Texas, North East Independent School District, "A", 144A, 3.5%*, 8/1/2037	8,935,000	8,935,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/28/2008	96,000,000	96,609,311
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series 1407, 144A, 3.5%*, 8/15/2042 (a)	7,241,000	7,241,000
Texas, Upper Trinity Regional Water Distribution Revenue, 3.5%, 1/17/2008	15,550,000	15,550,000
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.52%*, 7/15/2021	14,670,000	14,670,000
Travis County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series P21U-D, AMT, 144A, 3.35%*, 6/1/2039	2,990,000	2,990,000
Wichita Falls, TX, Water & Sewer Revenue, Series 1713, 144A, 3.5%*, 8/1/2014 (a)	3,425,000	3,425,000
		520,352,148
Utah 1.5%
Davis County, UT, Tax & Revenue Anticipation Notes, 4.5%, 12/27/2007	10,000,000	10,011,863
Utah, Water Finance Agency Revenue:
Series A-12, 3.31%*, 10/1/2035 (a)	10,000,000	10,000,000
Series A-16, 3.31%*, 7/1/2036 (a)	5,000,000	5,000,000
Series A-17, 3.34%*, 12/1/2032 (a)	10,000,000	10,000,000
Utah, Water Finance Agency Revenue, Tender Option:
Series A-18, 3.34%*, 3/1/2027 (a)	10,000,000	10,000,000
Series A-21, 3.34%*, 10/1/2037 (a)	9,400,000	9,400,000
		54,411,863
Vermont 0.6%
Austin Trust, Various States, Series 2007-1004, 144A, AMT, 3.53%*, 5/1/2038 (a)	7,340,000	7,340,000
Vermont, Housing Finance Agency, Series A, AMT, 3.38%*, 5/1/2037 (a)	12,800,000	12,800,000
		20,140,000
Virginia 3.4%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.5%*, 1/15/2039	4,000,000	4,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.55%*, 8/1/2020, Wachovia Bank NA (b)	3,600,000	3,600,000
James City County, VA, Economic Development Authority Residential Care Facility, Virginia United Methodist Homes, Series C, 3.47%*, 7/1/2017, LaSalle Bank NA (b)	53,295,000	53,295,000
Madison County, VA, Industrial Development Authority, Educational Facilities Revenue, Woodberry Forest School, 3.58%*, 10/1/2037, SunTrust Bank (b)	8,900,000	8,900,000
Norfolk, VA, State General Obligations, AMT, 3.52%*, 8/1/2037	12,000,000	12,000,000
RBC Municipal Products, Inc. Trust, Various States, Series C-2, AMT, 144A, 3.57%*, 1/1/2014, Royal Bank of Canada (b)	9,935,000	9,935,000
Virginia Port Authority, Facility Revenue, "A", AMT, 144A, 3.6%*, 7/1/2036 (a)	9,390,000	9,390,000
Winchester, VA, Industrial Development Authority, Puttable Floating Option Tax-Exempt Receipts, Series MT-522, 144A, 3.5%*, 1/21/2014 (a)	16,495,000	16,495,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury:
Series B, 3.48%*, 1/1/2010, Branch Banking & Trust (b)	350,000	350,000
Series B, 3.48%*, 1/1/2035, Branch Banking & Trust (b)	3,000,000	3,000,000
		120,965,000
Washington 2.7%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 3.52%*, 9/1/2035, US Bank NA (b)	1,655,000	1,655,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.51%*, 12/1/2023 (a)	1,265,000	1,265,000
Port Seattle, WA, 3.72%, 11/16/2007	14,505,000	14,505,000
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.51%*, 12/1/2025 (a)	5,815,000	5,815,000
Washington, Municipal Securities Trust Certificates:
"A", Series 9058, 144A, 3.5%*, 9/23/2010 (a)	9,990,000	9,990,000
"A", Series 2006-250, 144A, 3.5%*, 8/14/2015 (a)	7,545,000	7,545,000
Washington, State General Obligation, Series PZ-106, 144A, 3.53%*, 1/1/2020 (a)	8,370,000	8,370,000
Washington, State General Obligations, Series R-7059, 144A, 3.51%*, 1/1/2027 (a)	5,100,000	5,100,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 3.55%*, 3/1/2035, KeyBank NA (b)	3,885,000	3,885,000
Washington, State Housing Finance Commission, Series PA-1430, AMT, 144A, 3.55%*, 6/1/2037	2,935,000	2,935,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Echo Lake Senior Apartment Project, AMT, 3.5%*, 7/15/2040	8,985,000	8,985,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 3.51%*, 7/1/2039	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 3.5%*, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.5%*, 10/1/2041, Wells Fargo Bank NA (b)	3,525,000	3,525,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Highland Park Apartments Project, Series A, AMT, 3.65%*, 7/15/2038, Bank of America NA (b)	6,040,000	6,040,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardens of Tacoma, Series A, AMT, 3.5%*, 9/15/2040, Bank of America NA (b)	8,000,000	8,000,000
Washington, State Housing Finance Commission, Nonprofit Revenue, Eastside Catholic School, Series A, 3.47%*, 7/1/2038, KeyBank NA (b)	4,000,000	4,000,000
		97,615,000
Wisconsin 1.7%
Milwaukee, WI, General Obligation, Series V8, 3.3%*, 2/1/2025	1,900,000	1,900,000
Milwaukee, WI, Sewer Revenue, Series R-4500, 144A, 3.51%*, 6/1/2022 (a)	3,565,000	3,565,000
Milwaukee County, WI, Airport Revenue, Series PT-3726, AMT, 144A, 3.61%*, 12/1/2026 (a)	2,625,000	2,625,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.35%*, 12/1/2009, Bank of America NA (b)	3,000,000	3,000,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, 144A, 3.53%*, 9/1/2017	6,755,000	6,755,000
Wisconsin, Puttable Floating Options, Tax-Exempts Receipts, Wisconsin State Transition Revenue, Series PT-3929, 144A, 3.52%*, 7/1/2026 (a)	6,830,000	6,830,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Amery Regional Medical Center, Inc., Series A, 3.39%*, 5/1/2036, Fifth Third Bank (b)	8,630,000	8,630,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Franciscan Sisters, Series B, 3.46%*, 9/1/2033, Marshall & Ilsley (b)	5,020,000	5,020,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 3.47%*, 1/15/2036, Marshall & Ilsley (b)	5,000,000	5,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 3.47%*, 6/1/2022, Marshall & Ilsley (b)	10,000,000	10,000,000
Wisconsin, State Transportation, 3.6%, 11/9/2007	7,975,000	7,975,000
		61,300,000
Wyoming 0.3%
Sweetwater County, WY, Environmental Improvement Revenue, Simplot Phosphates LLC, AMT, 3.31%*, 7/1/2026, Rabobank Nederland (b)	10,000,000	10,000,000
Multi-State 1.8%
Branch Banking & Trust Municipal Trust, Various States:
Series 1003, 144A, 3.52%*, 4/1/2022, Branch Banking & Trust (b)	18,240,000	18,240,000
Series 1005, 144A, 3.52%*, 6/1/2022, Branch Banking & Trust (b)	9,350,000	9,350,000
Puttable Floating Option, Tax-Exempt Receipts, Series PZP-020, 144A, 3.63%*, 8/1/2031	16,150,000	16,150,000
UBS Municipal (CRVS), Various States, Series 07-GM01, 144A, 3.53%*, 8/1/2036	20,250,000	20,250,000
		63,990,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,637,256,924)+	100.9	3,637,256,924
Other Assets and Liabilities, Net	(0.9)	(33,442,418)
Net Assets	100.0	3,603,814,506
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2007.
+ The cost for federal income tax purposes was $3,637,256,924.
(a) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	9.1
Financial Guaranty Insurance Company	5.3
Financial Security Assurance, Inc.	6.5
MBIA Corporation	4.8
(b) The security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

CRVS: Custodial Residual and Variable Securities.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Tax-Exempt Portfolio

Statement of Assets and Liabilities as of October 31, 2007 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 3,637,256,924
Cash	3,253,751
Receivable for investments sold	20,829,831
Interest receivable	26,135,790
Receivable for Portfolio shares sold	885,625
Other assets	88,555
Total assets	3,688,450,476
Liabilities
Dividends payable	2,180,021
Payable for investments purchased	80,829,245
Payable for Portfolio shares redeemed	84,346
Accrued management fee	519,839
Other accrued expenses and payables	1,022,519
Total liabilities	84,635,970
Net assets, at value	$ 3,603,814,506
Net Assets Consist of
Undistributed net investment income	2,738
Accumulated net realized gain (loss)	(31,033)
Paid-in capital	3,603,842,801
Net assets, at value	$ 3,603,814,506

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2007 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($19,442,326 ÷ 19,440,980 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($64,862,113 ÷ 64,858,423 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($1,493,329,071 ÷ 1,493,333,324 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($624,905,102 ÷ 624,852,310 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($164,311,737 ÷ 164,130,343 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($239,866,583 ÷ 239,862,097 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($72,261,975 ÷ 72,259,937 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($279,580,951 ÷ 279,573,947 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($645,254,648 ÷ 645,332,365 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended October 31, 2007 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 62,615,966
Expenses: Management fee	2,671,811
Services to shareholders	1,098,123
Custodian fees	52,234
Distribution and service fees	1,953,911
Professional fees	47,120
Trustees' fees and expenses	41,270
Reports to shareholders	121,438
Registration fees	111,342
Other	62,350
Total expenses before expense reductions	6,159,599
Expense reductions	(78,829)
Total expenses after expense reductions	6,080,770
Net investment income	56,535,196
Net realized gain (loss) from investments	33,772
Increase from payments by affiliates for losses realized on the disposal of investments in violation of restrictions	3,191
Net gain (loss) on investment transactions	36,963
Net increase (decrease) in net assets resulting from operations	$ 56,572,159

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
Operations: Net investment income	$ 56,535,196	$ 42,793,685
Net realized gain (loss)	36,963	(38,569)
Net increase in net assets resulting from operations	56,572,159	42,755,116
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(261,422)	(763,038)
Davidson Cash Equivalent Shares	(968,432)	(1,542,943)
DWS Tax-Exempt Cash Institutional Shares	(24,681,929)	(23,334,535)
DWS Tax-Exempt Money Fund	(11,167,671)	(2,628,142)
DWS Tax-Free Money Fund Class S	(2,942,827)	(696,051)
Premier Money Market Shares	(2,395,045)	(3,104,921)
Service Shares	(621,982)	(599,315)
Tax-Exempt Cash Managed Shares	(3,935,349)	(8,023,993)
Tax-Free Investment Class	(9,576,825)	(2,072,885)
Portfolio share transactions: Proceeds from shares sold	4,684,754,905	5,512,706,203
Reinvestment of distributions	45,252,017	26,814,200
Cost of shares redeemed	(3,951,668,401)	(5,198,926,703)
Net assets acquired in tax-free reorganization	—	1,645,753,759
Net increase (decrease) in net assets from Portfolio share transactions	778,338,521	1,986,347,459
Increase (decrease) in net assets	778,359,198	1,986,336,752
Net assets at beginning of period	2,825,455,308	839,118,556
Net assets at end of period (including undistributed net investment income of $2,738 and $19,024, respectively)	$ 3,603,814,506	$ 2,825,455,308

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio DWS Tax-Exempt Money Fund
	2007[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.018	.004
Less distributions from net investment income	(.018)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)	1.79**	.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	625	627
Ratio of expenses (%)	.22*	.24*
Ratio of net investment income (%)	3.53*	3.49*
[a] For the six months ended October 31, 2007 (Unaudited). [b] For the period from March 19, 2007 (commencement of operations) to April 30, 2007. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government & Agency Securities Portfolio and Money Market Portfolio are presented in separate annual reports.

Tax-Exempt Portfolio (the "Portfolio") offers nine classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund (effective March 19, 2007), DWS Tax-Free Money Fund Class S (effective March 19, 2007), Premier Money Market Shares, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class (effective March 19, 2007).

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Portfolio's financial statements.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Portfolio pays a monthly management fee based on the Trust's combined average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the six months ended October 31, 2007, the Portfolio incurred a management fee equivalent to the following annualized effective rate of the Portfolio's average daily net assets:

Annualized Effective Rate
Tax-Exempt Portfolio	.16%

For the period from March 19, 2007 through March 18, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain total operating expenses at 0.40% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering costs).

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the six months ended October 31, 2007, the amounts charged to the Portfolio by DWS-SISC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2007
Capital Assets Funds Shares	$ 23,344	$ 1,000	$ 7,341
Davidson Cash Equivalent Shares	46,740	8,223	5,876
DWS Tax-Exempt Cash Institutional Shares	116,288	11,546	19,786
DWS Tax-Exempt Money Fund	126,670	—	36,626
DWS Tax-Free Money Fund Class S	70,463	—	38,182
Premier Money Market Shares	213,492	—	99,959
Service Shares	54,920	6,595	24,921
Tax-Exempt Cash Managed Shares	76,459	—	39,289
Tax-Free Investment Class	345,534	—	112,712

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2007, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2007	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 31,360	$ 5,265.33%		.33%
Davidson Cash Equivalent Shares	100,367	16,267.30%		.30%
Premier Money Market Shares	212,574	50,436.25%		.25%
Service Shares	134,869	40,622.60%		.60%
Tax-Free Investment Class	764,438	138,049.25%		.25%

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2007, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2007	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 23,758	$ 3,913.25%		.25%
Davidson Cash Equivalent Shares	83,639	13,607.25%		.25%
Premier Money Market Shares	212,574	49,095.25%		.25%
Tax-Exempt Cash Managed Shares	176,289	35,788.15%		.25%
Tax-Free Investment Class	214,043	39,097.07%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended October 31, 2007, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at October 31, 2007
Tax-Exempt Portfolio	69,091	7,814

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

For the six months ended October 31, 2007, the Advisor has agreed to reimburse the Portfolio the following amounts, which represent a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Amount ($)
Tax-Exempt Portfolio	7,145

In addition, the Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended October 31, 2007, the Portfolio's custodian fees were reduced as follows:

	Custody Credits	Transfer Agent Credits
Tax-Exempt Portfolio	1,946	42,374

4. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	16,164,083	$ 16,164,083	60,952,159	$ 60,952,159
Davidson Cash Equivalent Shares	87,631,140	87,631,140	120,678,635	120,678,635
DWS Tax-Exempt Cash Institutional Shares	3,055,458,065	3,055,458,065	3,750,368,659	3,750,368,659
DWS Tax-Exempt Money Fund	222,709,470	222,709,470	84,374,066*	84,374,066*
DWS Tax-Free Money Fund Class S	25,159,073	25,159,073	8,076,516*	8,076,516*
Premier Money Market Shares	314,412,830	314,412,830	229,545,285	229,545,285
Service Shares	149,891,588	149,891,588	119,503,146	119,503,146
Tax-Exempt Cash Managed Shares	303,678,551	303,678,551	556,504,056	556,504,056
Tax-Free Investment Class	509,650,105	509,650,105	582,703,681*	582,703,681*
		$ 4,684,754,905		$ 5,512,706,203
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	261,379	$ 261,379	767,447	$ 767,447
Davidson Cash Equivalent Shares	969,188	969,188	1,550,920	1,550,920
DWS Tax-Exempt Cash Institutional Shares	17,766,165	17,766,165	15,765,785	15,765,785
DWS Tax-Exempt Money Fund	10,965,706	10,965,706	2,277,743*	2,277,743*
DWS Tax-Free Money Fund Class S	2,696,681	2,696,681	643,835*	643,835*
Premier Money Market Shares	2,395,663	2,395,663	3,122,297	3,122,297
Service Shares	619,525	619,525	602,208	602,208
Tax-Exempt Cash Managed Shares	2,551	2,551	12,321	12,321
Tax-Free Investment Class	9,575,159	9,575,159	2,071,644*	2,071,644*
		$ 45,252,017		$ 26,814,200
Shares redeemed
Capital Assets Funds Shares	(15,318,606)	$ (15,318,606)	(73,842,797)	$ (73,842,797)
Davidson Cash Equivalent Shares	(81,698,772)	(81,698,772)	(115,011,075)	(115,011,075)
DWS Tax-Exempt Cash Institutional Shares	(2,644,056,409)	(2,644,056,409)	(3,341,325,618)	(3,341,325,618)
DWS Tax-Exempt Money Fund	(235,608,529)	(235,608,529)	(100,851,176)*	(100,851,176)*
DWS Tax-Free Money Fund Class S	(35,622,587)	(35,622,587)	(10,304,440)*	(10,304,440)*
Premier Money Market Shares	(194,004,590)	(194,004,590)	(234,599,731)	(234,599,731)
Service Shares	(96,684,879)	(96,684,879)	(122,724,128)	(122,724,128)
Tax-Exempt Cash Managed Shares	(248,990,984)	(248,990,984)	(579,145,708)	(579,145,708)
Tax-Free Investment Class	(399,683,045)	(399,683,045)	(621,122,030)*	(621,122,030)*
		$ (3,951,668,401)		$ (5,198,926,703)
Shares issued in tax-free reorganization
DWS Tax-Exempt Cash Institutional Shares	—	—	268,985,283	268,980,272
DWS Tax-Exempt Money Fund	—	—	640,985,030*	641,044,754*
DWS Tax-Free Money Fund Class S	—	—	173,481,265*	173,664,739*
Tax-Free Investment Class	—	—	562,136,851*	562,063,994*
		$ —		$ 1,645,753,759
Net increase (decrease)
Capital Assets Funds Shares	1,106,856	$ 1,106,856	(12,123,191)	$ (12,123,191)
Davidson Cash Equivalent Shares	6,901,556	6,901,556	7,218,480	7,218,480
DWS Tax-Exempt Cash Institutional Shares	429,167,821	429,167,821	693,794,109	693,789,098
DWS Tax-Exempt Money Fund	(1,933,353)	(1,933,353)	626,785,663*	626,845,387*
DWS Tax-Free Money Fund Class S	(7,766,833)	(7,766,833)	171,897,176*	172,080,650*
Premier Money Market Shares	122,803,903	122,803,903	(1,932,149)	(1,932,149)
Service Shares	53,826,234	53,826,234	(2,618,774)	(2,618,774)
Tax-Exempt Cash Managed Shares	54,690,118	54,690,118	(22,629,331)	(22,629,331)
Tax-Free Investment Class	119,542,219	119,542,219	525,790,146*	525,717,289*
		$ 778,338,521		$ 1,986,347,459
* For the period from March 19, 2007 (commencement of operations) to April 30, 2007.

6. Payments Made by Affiliates

During the six months ended October 31, 2007, the Advisor fully reimbursed the Portfolio $3,191 for losses on the disposal of securities purchased in violation of investment restrictions.

The amount of the loss was less than 0.01% of the Portfolio's average net assets, thus having no impact on the Portfolio's total return.

7. Acquisition of Assets

On March 19, 2007, Cash Account Trust: Tax-Exempt Portfolio acquired all of the net assets of DWS Tax-Free Money Fund, DWS Tax-Exempt Money Fund, and Cash Reserve Fund, Inc. Tax-Free Series pursuant to an agreement and plan of reorganization approved by shareholders on January 25, 2007 for DWS Tax-Free Money Fund and DWS Tax-Exempt Money Fund, and on February 7, 2007 for Cash Reserve Fund, Inc. Tax-Free Series. The acquisition was accomplished by a tax-free exchange of 173,481,265 shares of DWS Tax Free Money Fund, 640,985,030 shares of DWS Tax-Exempt Money Fund, 268,985,283 Tax-Free Shares and 562,136,851 Tax-Free Institutional Shares of Cash Reserve Fund, Inc. Tax-Free Series, respectively, for 173,481,265 DWS Tax-Free Money Fund Class S shares, 640,985,030 DWS Tax-Exempt Money Fund shares, 268,985,283 DWS Tax-Exempt Cash Institutional Shares and 562,136,851 Tax-Free Investment Class shares of Cash Account Trust: Tax-Exempt Portfolio, respectively, outstanding on March 19, 2007. DWS Tax Free Money Fund's, DWS Tax-Exempt Money Fund's, and Cash Reserve Fund, Inc. Tax-Free Series' net assets at that date of $173,664,739, $641,044,754, and $831,044,266, respectively, were combined with those of Cash Account Trust: Tax-Exempt Portfolio. The aggregate net assets of Cash Account Trust: Tax-Exempt Portfolio immediately before the acquisition were $1,363,024,909. The combined net assets of Cash Account Trust: Tax-Exempt Portfolio immediately following the acquisition were $3,008,778,668.

Other Information

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Principal Underwriter

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor") in September 2007. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Portfolio's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. The Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer group compiled by iMoneyNet Inc.), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper and supplemented by the independent fee consultant. The information provided to the Board, which included the effect of expense caps for Service Shares, Capital Assets Funds Shares and Davidson Cash Equivalent Shares that expired on August 1, 2007 and an expense cap for Tax-Free Investment Class Shares that expires on March 19, 2010, showed that the Portfolio's management fee rate was at the 9th percentile of the peer group, and that the Portfolio's total expense ratios (excluding any 12b-1 fees and/or administrative services fees) were at the following percentiles of the peer universe: the 90th percentile for Capital Assets Funds Shares, the 35th percentile for Davidson Cash Equivalent Shares, the 53rd percentile for Tax-Exempt Cash Institutional Shares, the 71st percentile for Tax-Exempt Cash Managed Shares, the 58th percentile for Premier Money Market Shares, the 53rd percentile for Service Shares, the 21st percentile for Tax-Free Investment Class Shares, the 14th percentile for DWS Tax-Exempt Money Fund Class S Shares, and the 3rd percentile for DWS Tax-Exempt Money Fund Shares. The Board also considered the Portfolio's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses for Service Shares, Capital Assets Funds Shares and Davidson Cash Equivalent Shares until August 1, 2008 and to cap total expenses for Tax-Free Investment Class Shares, DWS Tax-Exempt Money Fund Class S Shares, DWS Tax-Exempt Money Fund Shares and DWS Tax-Exempt Cash Institutional Shares until March 19, 2010.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although total expense ratios for certain classes were above the median of the peer universe, such total expense ratios were within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DIMA's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Portfolio shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by the Advisor for administrative services provided to the Portfolio and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DeAM products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio (DWS Tax-Exempt Money Fund), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio (DWS Tax-Exempt Money Fund), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 28, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	December 28, 2007